Waddell & Reed Advisors
                    Government
                    Securities
                    Fund, Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2001

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        11     Statement of Assets and Liabilities

        12     Statement of Operations

        13     Statement of Changes in Net Assets

        14     Financial Highlights

        18     Notes to Financial Statements

        23     Independent Auditors' Report

        25     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Government Securities Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Government Securities Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF GOVERNMENT SECURITIES FUND
March 31, 2001


Dear Shareholder,


We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2001.

The last six months brought a difficult environment for the stock markets and for the economy as a whole. Corporate earnings reports continued to fall short of expectations during both the fourth quarter of 2000 and the first quarter of 2001. Consumer confidence waned as energy prices rose and the stock markets tumbled. The technology sector continued to experience falling stock prices, with more traditional sectors such as financial services, health care and energy soon following suit as the declining market seemed to have an effect across the board.

In an effort to halt the downward trend, and to attempt to stave off a perceived recession, the Federal Reserve cut interest rates three times during the six-month period, including twice in January, for a total of 1.5 percentage points. Despite this action, the markets and the economy had not yet reversed their mostly negative course as of March 31. Nonetheless, most economists forecast further interest rate cuts during the balance of 2001, and Congress is contemplating a tax-cut package that could help improve the economic outlook as the year progresses.

For the last six months, the technology-heavy Nasdaq Industrial Index was down
39.9 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 18.7 percent and the Dow Jones Industrial Average declined 6.2 percent.

By contrast, bonds have done fairly well during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 7.4 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Essentially, this country has experienced a decade of economic expansion.
Market volatility during the last six months has suggested that we may now be entering a recession, although there is no current consensus among economists and analysts. We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

SHAREHOLDER SUMMARY OF GOVERNMENT SECURITIES FUND
-------------------------------------------------------------
Government Securities Fund

	GOAL:	To seek as high a current income as is
consistent with safety of principal.
(Fund shares are not guaranteed by the
U.S. Government or any government
agency.)

Strategy
Invests exclusively in debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund invests in a diversified portfolio of U.S. Government securities, including treasury issues and mortgage-backed securities. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.

Founded
1982

Scheduled Dividend Frequency
Monthly

Performance Summary - Class A Shares
           Per Share Data
For the Six Months Ended March 31, 2001
---------------------------------------
Dividends paid                   $0.15
                                 =====
Net asset value on
   3-31-01                       $5.48
   9-30-00                        5.27
                                ------
Change per share                 $0.21
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF GOVERNMENT SECURITIES FUND
-------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 3-31-01     6.40%       11.12%           6.21%        10.21%
 5-year period
  ended 3-31-01     5.80%        6.72%            ---           ---
10-year period
  ended 3-31-01     7.17%        7.64%            ---           ---
Since inception
  of Class (F)       ---          ---            5.49%         8.08%

(A)Performance data represents share price appreciation(depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C(B)  Class Y(C)
------            ----------  ----------
1-year period
  ended 3-31-01     10.10%      11.51%
 5-year period
  ended 3-31-01      ---         7.01%
10-year period
  ended 3-31-01      ---          ---
Since inception
  of Class (D)      8.22%        6.92%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-8-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF GOVERNMENT SECURITIES FUND
-------------------------------------------------------------
Portfolio Highlights

On March 31, 2001, Waddell & Reed Advisors Government Securities Fund, Inc. had net assets totaling $150,081,451 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Government Securities Fund, Inc., for every $100 you had invested on March 31, 2001, your Fund owned:

 $62.85  Mortgage-Backed Obligations
  18.14  Treasury Obligations
  12.41  Agency Obligations
   6.60  Cash and Cash Equivalents

THE INVESTMENTS OF GOVERNMENT SECURITIES FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
Treasury Obligations
 U.S. Treasury Bond:
   11.25%, 2-15-15 .......................    $3,800   $5,954,714
   6.125%, 11-15-27 ......................     5,000    5,335,150
 U.S. Treasury Note:
   7.5%, 2-15-05 .........................     3,500    3,861,480
   6.5%, 8-15-05 .........................     3,000    3,226,410
   7.0%, 7-15-06 .........................     1,000    1,108,120
   6.5%, 2-15-10 .........................     7,000    7,732,830
                                                     ------------
                                                       27,218,704
                                                     ------------

Agency Obligations
 Federal Home Loan Mortgage Corporation:
   7.0%, 7-15-05 .........................     1,000    1,069,060
   5.25%, 1-15-06 ........................     6,500    6,507,085
   6.875%, 9-15-10 .......................     2,000    2,163,120
 Federal National Mortgage Association,
   0.0%, 2-12-18 .........................     2,500      839,025
 Tennessee Valley Authority,
   5.88%, 4-1-36 .........................     7,750    8,045,275
                                                     ------------
                                                       18,623,565
                                                     ------------

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Fixed Rate
 Participation Certificates:
   11.0%, 1-1-03 .........................        12       12,914
   7.5%, 9-1-07 ..........................        42       43,605
   8.0%, 2-1-23 ..........................       970    1,001,389
   6.5%, 11-1-24 .........................     1,672    1,675,532
   7.0%, 12-1-25 .........................     5,391    5,462,126
                                                     ------------
                                                        8,195,566
                                                     ------------


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF GOVERNMENT SECURITIES FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Fixed Rate
 Participation Certificates:
   8.5%, 8-1-01 ..........................    $  644  $   643,537
   7.135%, 6-1-07 ........................     5,499    5,851,587
   7.15%, 6-1-07 .........................     2,231    2,375,327
   6.09%, 4-1-09 .........................     3,922    3,931,692
   6.147%, 4-1-09 ........................     2,989    3,012,917
   7.0%, 12-1-23 .........................     4,798    4,856,024
   7.42%, 10-1-25 ........................     5,947    6,173,971
   6.5%, 1-1-30 ..........................     1,943    1,934,623
   6.5%, 7-1-30 ..........................     4,822    4,802,936
                                                     ------------
                                                       33,582,614
                                                     ------------

Government National Mortgage Association Pass Thru
 Certificates:
   8.0%, 11-15-17 ........................       912      961,074
   7.0%, 7-15-23 .........................     2,161    2,194,387
   7.0%, 8-20-27 .........................       610      617,017
   9.75%, 11-15-28 .......................     2,884    3,144,881
   7.75%, 10-15-31 .......................     1,945    2,005,566
                                                     ------------
                                                        8,922,925
                                                     ------------

Other Mortgage-Backed Obligations:
 Federal Agricultural Mortgage Corporation
   Guaranteed Agricultural Mortgage-Backed
   Securities,
   7.066%, 1-25-12 .......................     6,076    6,202,111
 Guaranteed Development
   Company Participation Certificates,
   Series 1995-20 F, Guaranteed by the U.S.
   Small Business Administration (an
   Independent Agency of the United States),
   6.8%, 6-1-15 ..........................     3,520    3,614,832
                                                     ------------
                                                        9,816,943
                                                     ------------


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF GOVERNMENT SECURITIES FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
Mortgage-Backed Obligations (Continued)
Agency REMIC/CMO:
 Federal Home Loan Mortgage Corporation:
   6.5%, 9-25-18 .........................    $2,500 $  2,551,550
   6.25%, 1-15-21 ........................     3,500    3,560,130
   7.5%, 3-15-29 .........................     3,500    3,633,420
   7.5%, 9-15-29 .........................     3,356    3,594,085
 Federal National Mortgage Association:
   8.4%, 2-25-09 .........................     1,341    1,374,361
   7.0%, 9-25-20 .........................       500      509,215
   6.5%, 8-25-21 .........................     7,000    7,065,590
 United States Department of Veterans Affairs,
   Guaranteed REMIC Pass-Through Certificates,
   Vendee Mortgage Trust:
   2000-2 Class 2-D,
   7.5%, 9-15-26 .........................     3,250    3,397,258
   2001-1 Class 2-B,
   7.0%, 12-15-22 ........................     3,500    3,578,750
   2001-1 Class 2-E,
   7.0%, 1-15-28 .........................     4,500    4,552,020
                                                     ------------
                                                       33,816,379
                                                     ------------

Total Mortgage-Backed Obligations                      94,334,427

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 93.40%                                 $140,176,696
 (Cost: $136,092,209)

SHORT-TERM SECURITIES - 5.73%
Repurchase Agreement
 J.P. Morgan Securities Inc., 5.03% Repurchase
   Agreement dated 3-30-01, to be
   repurchased at $8,600,604 on 4-2-01*...     8,597 $  8,597,000
                                                     ------------
 (Cost: $8,597,000)


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF GOVERNMENT SECURITIES FUND
March 31, 2001

                                                            Value

TOTAL INVESTMENT SECURITIES - 99.13%                 $148,773,696
 (Cost: $144,689,209)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.87%       1,307,755

NET ASSETS - 100.00%                                 $150,081,451


Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

*Collateralized by $8,580,984 U.S. Treasury Bond, 9.125% due 5-15-18; market value and accrued interest aggregate $8,796,246.

STATEMENT OF ASSETS AND LIABILITIES
GOVERNMENT SECURITIES FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value
   (Notes 1 and 3) .................................     $148,774
 Cash   ............................................           46
 Receivables:
   Interest.........................................        1,290
   Fund shares sold ................................        1,032
   Investment securities sold ......................            1
 Prepaid insurance premium  ........................           11
                                                         --------
    Total assets  ..................................      151,154
LIABILITIES                                              --------
 Payable to Fund shareholders  .....................          891
 Dividends payable  ................................          103
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................           27
 Accrued service fee (Note 2)  .....................           20
 Accrued distribution fee (Note 2)  ................            6
 Accrued accounting services fee (Note 2)  .........            4
 Accrued management fee (Note 2)  ..................            4
 Other  ............................................           18
                                                         --------
    Total liabilities  .............................        1,073
                                                         --------
      Total net assets..............................     $150,081
NET ASSETS                                               ========
 $0.01 par value capital stock
   Capital stock ...................................     $    274
   Additional paid-in capital ......................      148,186
 Accumulated undistributed income (loss):
   Accumulated undistributed net realized loss on
    investment transactions  .......................       (2,463)
   Net unrealized appreciation in value of
    investments  ...................................        4,084
    Net assets applicable to outstanding units           --------
      of capital ...................................     $150,081
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $5.48
 Class B  ..........................................        $5.48
 Class C  ..........................................        $5.48
 Class Y  ..........................................        $5.48
Capital shares outstanding
 Class A  ..........................................       25,332
 Class B  ..........................................          706
 Class C  ..........................................          659
 Class Y  ..........................................          667
Capital shares authorized ..........................    3,000,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
GOVERNMENT SECURITIES FUND
For the Six Months Ended March 31, 2001
(In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B)   $4,332
                                        ------
  Expenses (Note 2):
     Investment management fee ....        323
     Transfer agency and dividend disbursing:
       Class A ....................        142
       Class B ....................          4
       Class C ....................          2
     Service fee:
       Class A ....................        139
       Class B ....................          3
       Class C ....................          2
     Registration fees ............         40
     Accounting services fee ......         24
     Distribution fee:
       Class A ....................         13
       Class B ....................          8
       Class C ....................          6
     Audit fees ...................          7
     Custodian fees ...............          5
     Shareholder servicing - Class Y         2
     Legal fees ...................          1
     Other ........................         25
                                        ------
       Total expenses  ............        746
                                        ------
          Net investment income ...      3,586
                                        ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTES 1 AND 3)
  Realized net loss on investments         (78)
  Unrealized appreciation in value
     of investments during the
     period .......................      5,062
                                        ------
     Net gain on investments ......      4,984
                                        ------
       Net increase in net assets
          resulting from
          operations ..............     $8,570
                                        ======


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
GOVERNMENT SECURITIES FUND
(In Thousands)

                                      For the    For the   For the
                                        six       fiscal   fiscal
                                      months      period    year
                                       ended       ended    ended
                                      3-31-01    9-30-00   3-31-00
                                     ---------  --------- --------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income ........    $3,586  $  3,436  $  7,540
     Realized net loss on
       investments  ...............       (78)     (102)     (739)
     Unrealized appreciation
       (depreciation)  ............     5,062     1,220    (4,577)
                                     --------  --------  --------
       Net increase in net assets
          resulting from operations     8,570     4,554     2,224
                                     --------  --------  --------
  Dividends to shareholders from
     net investment income (Note 1D):*
     Class A ......................    (3,407)   (3,328)   (7,397)
     Class B ......................       (52)      (24)      (10)
     Class C ......................       (38)      (13)       (3)
     Class Y ......................       (89)      (71)     (130)
                                     --------  --------  --------
                                       (3,586)   (3,436)   (7,540)
                                     --------  --------  --------
  Capital share transactions
     (Note 5) .....................    26,030    (1,843)  (11,340)
                                     --------  --------  --------
     Total increase (decrease).....    31,014      (725)  (16,656)
NET ASSETS
  Beginning of period  ............   119,067   119,792   136,448
                                     --------  --------  --------
  End of period  ..................   150,081  $119,067  $119,792
                                     ========  ========  ========
  Undistributed net investment income    $---      $---      $---
                                         ====      ====      ====

                 *See "Financial Highlights" on pages 14 - 17.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GOVERNMENT SECURITIES FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                     For theFor the
                      six    fiscal
                     months  period  For the fiscal year ended March 31,
                     ended    ended------------------------------------------
                    3-31-01 9-30-00   2000    1999   1998    1997   1996
                    ------- ------- ------  ------ ------  ------ ------
Net asset value,
 beginning of
 period  ...........  $5.27   $5.22  $5.43   $5.46  $5.19   $5.32  $5.13
                      -----   ----- ------  ------ ------   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.15    0.15   0.31    0.32   0.33    0.33   0.34
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.21    0.05  (0.21)  (0.03)  0.27   (0.13)  0.19
                      -----   ----- ------  ------ ------   -----  -----
Total from investment
 operations  .......   0.36    0.20   0.10    0.29   0.60    0.20   0.53
                      -----   ----- ------  ------ ------   -----  -----
Less dividends declared
 from net investment
 income  ...........  (0.15)  (0.15) (0.31)  (0.32) (0.33)  (0.33) (0.34)
                      -----   ----- ------  ------ ------   -----  -----
Net asset value,
 end of period  ....  $5.48   $5.27  $5.22   $5.43  $5.46   $5.19  $5.32
                      =====   =====  =====   =====  =====   =====  =====
Total return* ......   6.88%   3.97%  1.82%   5.44% 11.84%   3.75% 10.48%
Net assets, end
 of period (in
 millions)  ........   $139    $114   $117    $134   $131    $129     $146
Ratio of expenses
 to average net
 assets  ...........   1.13%** 1.12%**1.12%   0.96%  0.89%   0.91%  0.83%
Ratio of net investment
 income to average
 net assets  .......   5.56%** 5.85%**5.77%   5.82%  6.14%   6.17%  6.34%
Portfolio turnover
 rate  .............  19.59%  15.79% 26.78%  37.06% 35.18%  34.18% 63.05%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GOVERNMENT SECURITIES FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                               six          fiscal           from
                            months          period       10-4-99*
                            ended            ended        through
                            3-31-01        9-30-00        3-31-00
                            -------        -------        -------
Net asset value,
 beginning of period          $5.27          $5.22          $5.25
                              -----           ----           ----
Income (loss) from investment
 operations:
 Net investment
   income ..........           0.13           0.13           0.13
 Net realized and
   unrealized gain (loss)
   on investments ..           0.21           0.05          (0.03)
                              -----           ----           ----
Total from investment
 operations  .......           0.34           0.18           0.10
                              -----           ----           ----
Less dividends declared
 from net investment
 income  ...........          (0.13)         (0.13)         (0.13)
                              -----           ----           ----
Net asset value,
 end of period  ....          $5.48          $5.27          $5.22
                              =====           ====           ====
Total return .......           6.42%          3.56%          1.88%
Net assets, end of
 period (in millions)            $4             $2             $1
Ratio of expenses
 to average
 net assets  .......           2.04%**        1.92%**        1.85%**
Ratio of net investment
 income to average
 net assets  .......           4.64%**        5.04%**        5.19%**
Portfolio turnover
 rate  .............          19.59%         15.79%         26.78%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GOVERNMENT SECURITIES FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                               six          fiscal           from
                             months         period       10-8-99*
                            ended            ended        through
                            3-31-01        9-30-00        3-31-00
                            -------        -------        -------
Net asset value,
 beginning of period          $5.27          $5.22          $5.23
                              -----           ----           ----
Income (loss) from investment
 operations:
 Net investment
   income ..........           0.12           0.13           0.12
 Net realized and
   unrealized gain (loss)
   on investments ..           0.21           0.05          (0.01)
                              -----           ----           ----
Total from investment
 operations  .......           0.33           0.18           0.11
                              -----           ----           ----
Less dividends declared
 from net investment
 income  ...........          (0.12)         (0.13)         (0.12)
                              -----           ----           ----
Net asset value,
 end of period  ....          $5.48          $5.27          $5.22
                              =====           ====           ====
Total return .......           6.40%          3.48%          2.08%
Net assets, end of
 period (000
 omitted)  .........         $3,614           $714           $269
Ratio of expenses
 to average net
 assets  ...........           2.04%**        2.06%**        2.07%**
Ratio of net investment
 income to average
 net assets  .......           4.63%**        4.90%**        4.98%**
Portfolio turnover
 rate  .............          19.59%         15.79%         26.78%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GOVERNMENT SECURITIES FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                    For the For the                               period
                        six  fiscal         For the fiscal          from
                     months  period     year ended March 31,    9-27-95*
                      ended   ended--------------------------------through
                    3-31-01 9-30-00   2000    1999   1998    19973-31-96
                    ------- -------  -----   -----  -----   ------------
Net asset value,
 beginning of period  $5.27   $5.22  $5.43   $5.46  $5.19   $5.32  $5.33
                      -----   ----- ------  ------ ------   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.16    0.16   0.33    0.33   0.34    0.34   0.17
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.21    0.05  (0.21)  (0.03)  0.27   (0.13) (0.01)
                      -----   ----- ------  ------ ------   -----  -----
Total from investment
 operations  .......   0.37    0.21   0.12    0.30   0.61    0.21   0.16
                      -----   ----- ------  ------ ------   -----  -----
Less dividends declared
 from net investment
 income  ...........  (0.16)  (0.16) (0.33)  (0.33) (0.34)  (0.34) (0.17)
                      -----   ----- ------  ------ ------   -----  -----
Net asset value,
 end of period  ....  $5.48   $5.27  $5.22   $5.43  $5.46   $5.19  $5.32
                     ======  ====== ======  ====== ======  ======  =====
Total return .......   7.06%   4.16%  2.20%   5.71% 12.02%   3.99%  3.04%
Net assets, end of
 period (in
 millions)  ........     $3      $3     $2      $2     $2      $1     $1
Ratio of expenses
 to average net
 assets  ...........   0.81%** 0.77%**0.75%   0.68%  0.66%   0.67%  0.60%**
Ratio of net
 investment income
 to average net
 assets  ...........   5.89%** 6.20%**6.15%   6.10%  6.37%   6.41%  6.40%**
Portfolio
 turnover rate  ....  19.59%  15.79% 26.78%  37.06% 35.18%  34.18% 63.05%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek as high a current income as is consistent with safety of principal. Effective for the fiscal period ended September 30, 2000, the Fund changed its fiscal year end for both financial reporting and Federal income tax purposes to September 30 from March 31. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in options and futures contracts on those securities. Government debt securities are valued using a pricing system provided by a pricing service or dealer in bonds. Other securities are valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported, the average of the latest bid and asked prices. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis and includes differences between cost and face amount on principal reductions of securities. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E. Repurchase agreements -- Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Fund's custodian bank.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A new provision in the AICPA Audit and Accounting Guide for investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Fund already amortizes premiums and discounts on debt securities; therefore management believes there will be no impact to the Fund.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

     In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.6125 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check drawn on the checking account of the Fund. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $225,636. During the period ended March 31, 2001, W&R received $1,155 and $396 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $169,158 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $1,901, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of U.S. Government securities aggregated $44,586,550 while proceeds from maturities and sales aggregated $24,152,352. Purchases of short-term securities aggregated $734,686,000 while proceeds from maturities and sales aggregated $729,226,000.

     For Federal income tax purposes, cost of investments owned at March 31, 2001 was $144,946,222, resulting in net unrealized appreciation of $3,827,474, of which $3,974,212 related to appreciated securities and $146,738 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital losses of $116,063 during the fiscal period ended September 30, 2000. Capital loss carryovers aggregated $2,132,809 at September 30, 2000, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $515,470 at September 30, 2002; $343,196 at September 30, 2003; $690,258 at September 30, 2004; $467,822 at
September 30, 2007; and $116,063 at September 30, 2008.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.

                            For the       For the       For the
                         six months fiscal period        fiscal
                              ended         ended    year ended
                          March 31, September 30,     March 31,
                               2001          2000          2000
                        -----------   -----------   -----------
Shares issued from sale
 of shares:
 Class A  ............        5,740         1,575         4,386
 Class B .............          437           192           179
 Class C .............          596            89            67
 Class Y  ............          229            94            57
Shares issued from
 reinvestment of dividends:
 Class A  ............          573           587         1,282
 Class B .............            9             4             2
 Class C .............            7             2             1
 Class Y  ............           13            12           229
Shares redeemed:
 Class A  ............       (2,662)       (2,854)       (8,120)
 Class B .............          (29)          (22)          (66)
 Class C .............          (79)           (9)          (15)
 Class Y  ............          (58)          (29)         (202)
                              -----         -----         -----
Increase (decrease) in
 outstanding capital
 shares ..............        4,776          (359)       (2,200)
                              =====         =====         =====
Value issued from sale
 of shares:
 Class A  ............      $31,231       $ 8,197       $23,155
 Class B .............        2,377           998           929
 Class C .............        3,240           465           349
 Class Y  ............        1,239           492         1,387
Value issued from
 reinvestment of dividends:
 Class A  ............        3,096         3,053         6,736
 Class B .............           50            23            10
 Class C .............           36            12             3
 Class Y  ............           69            61           115
Value redeemed:
 Class A  ............      (14,405)      (14,833)      (42,553)
 Class B .............         (156)         (115)         (344)
 Class C .............         (431)          (46)          (78)
 Class Y  ............         (316)         (150)       (1,049)
                            -------       -------      --------
Increase (decrease) in
 outstanding capital        $26,030       $(1,843)     $(11,340)
                            =======       =======      ========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Government Securities Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Government Securities Fund, Inc. (the "Fund") as of March 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and the fiscal year ended March 31, 2000, and the financial highlights for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and for each of the five fiscal years in the period ended March 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Government Securities Fund, Inc. as of March 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and the fiscal year ended March 31, 2000, and the financial highlights for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and each of the five fiscal years in the period ended March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2001

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
James C. Cusser, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.






FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1011SA(3-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.